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AMERICAN
 |GENERAL
 |FINANCIAL GROUP
2929 ALLEN PARKWAY (A40-04), HOUSTON, TEXAS 77019
                                                      PAULETTA P. COHN
                                                      DEPUTY GENERAL COUNSEL
                                                      Direct Line (713) 831-1230
                                                      FAX  (713) 620-3878
                                                      E-mail: pcohn@aglife.com


                                November 2, 2000

BY EDGAR
--------
U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

          Re: American General Life Insurance Company ("AGL") and American General Life Insurance Company
                   Separate Account VL-R ("Registrant")
               Product: Platinum Investor Survivor - VUL
               File Nos: 333-90787 and 811-08561
               CIK No. 0001051485

Dear Ladies and Gentlemen:

     As Deputy General Counsel of American General Life Companies and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus contained in its most recent amendment to its Form S-6 Registration Statement ("Amendment"), as required by Rule 497(b) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

     (2) the Amendment, which is designated as Post-Effective Amendment No. 1 under the 1933 Act, was filed electronically on October 18, 2000.

     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-1230.

                                    Very truly yours,


                                    /s/ PAULETTA P. COHN
                                    --------------------



                        AMERICAN GENERAL LIFE COMPANIES
                     2929 Allen Parkway, Houston, TX 77019